Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2018 Segment
Post-employment benefits and benefits for short-term employees [Abstract]
Period of service required for seniority pension entitlement	15 years
Retirement age of employee entitled to seniority pension	60 years
Defined benefits plan, pension plans for certain employees, age of individual	65 years
Information by segments [Abstract]
Number of operating segments	4
Minimum [Member]
Post-employment benefits and benefits for short-term employees [Abstract]
Age of employee considered early retirement, additional pension plan	55 years
Maximum [Member]
Post-employment benefits and benefits for short-term employees [Abstract]
Age of employee considered early retirement, additional pension plan	60 years
Properties [Member]
Property, vessels and equipment [Abstract]
Valuation period of properties	P3Y
Vessels [Member] | Minimum [Member]
Property, vessels and equipment [Abstract]
Period of amortization of repair costs	2 years
Vessels [Member] | Maximum [Member]
Property, vessels and equipment [Abstract]
Period of amortization of repair costs	5 years
Parcel Vessels and Bulk Carriers [Member] | Minimum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period revenues derived from transportation of merchandise	7 days
Parcel Vessels and Bulk Carriers [Member] | Maximum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period revenues derived from transportation of merchandise	30 days
Maritime Administration Services [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Percentage of profit margin to the costs incurred for services	2.85%
Ship and Container Repair Services [Member] | Vessels [Member] | Minimum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period of repair services for ship and containers	2 days
Period of wharfage	1 day
Ship and Container Repair Services [Member] | Vessels [Member] | Maximum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period of repair services for ship and containers	60 days
Period of wharfage	365 days
Ship and Container Repair Services [Member] | Container [Member] | Minimum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period of repair services for ship and containers	1 day
Ship and Container Repair Services [Member] | Container [Member] | Maximum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period of repair services for ship and containers	6 days